Non-operating income - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 19, 2020	Apr. 24, 2020
Disclosure of detailed information about borrowings [line items]
Financial income	$ 66	$ 832	$ 2,253
Foreign exchange gain (loss)	50	(576)	(255)
Net loss	(230,026)	(246,290)	$ (116,484)
Overland ADCT BioPharma
Disclosure of detailed information about borrowings [line items]
Net loss	$ 6,700	132
Gain On Investment In Joint Venture		$ 24,501
Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 65,000	$ 65,000
Borrowings, maximum borrowing capacity					65,000
Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Borrowings					50,000
Borrowings, maximum borrowing capacity					$ 50,000